UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 36-4762883

Oppenheimer Senior Floating Rate Plus Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Corporate Loans—119.0%
Consumer Discretionary—34.9%
Auto Components—5.8%
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	$	300,000	$	303,283
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]		250,000		253,333
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/18/18[1]		559,372		563,800
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]		249,373		252,413
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/20[1]		299,250		303,552

				1,676,381
Distributors—0.9%
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 4/23/20[1]		248,785		250,029
Diversified Consumer Services—0.9%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/15/18[1]		249,365		250,196
Hotels, Restaurants & Leisure—8.4%
Allfelx Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/17/20[1]		250,000		251,563
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/1/17[1]		239,825		242,186
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.488%, 1/28/18[1]		250,000		235,278
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 9/17/20[1]		250,000		247,266
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]		249,303		251,484
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.425%, 1/31/20[1]		70		71
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
4.25%, 2/21/18[1]		245,417		246,213
5.425%, 2/21/18[1]		463		464
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.176%, 6/30/14[1]		143,529		142,930
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.176%, 6/30/14[1]		80,044		79,712
ROC Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/20/19[1]		250,000		245,521
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/27/18[1]		245,000		245,689
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/31/19[1]		249,375		250,030

				2,438,407

1	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Household Durables—2.2%
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	$	299,246	$	300,555
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 4/10/20[1]		299,229		299,978
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/13/19[1]		35,000		35,328
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/11/20[1]		15,000		15,375

				651,236
Leisure Equipment & Products—1.7%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/14/20[1]		250,000		250,531
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/2/20[1]		249,373		251,918

				502,449
Media—12.9%
Activision Blizzard Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 9/1/20[1]		200,000		200,839
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/9/16[1]		299,226		296,421
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw: 4.50%, 7/2/19[1]		6,589		6,597
5.50%, 7/2/19[1]		58,411		58,485
Cenveo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 2/13/17[1]		249,373		252,958
Clear Channel Capital I LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.918%, 1/30/19[1]		200,000		191,800
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.818%, 1/29/16[1]		200,000		194,481
Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]		249,373		251,685
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]		249,372		219,837
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 10/12/19[1]		74,299		74,763
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 4/2/18[1]		241,543		243,182
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.25%, 7/31/20[1]		250,000		251,563
NEP Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/22/20[1]		249,372		251,117
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/1/20[1]		199,373		200,620
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]		246,622		248,058

2	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Media Continued
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 4.50%, 3/1/20[1]	$	249,373	$	250,642
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/12/19[1]		249,372		249,995
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]		299,248		301,923

				3,744,966
Multiline Retail—1.0%
Hudson’s Bay, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/7/20[1]		95,000		96,378
Neiman Marcus Group Ltd., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/16/20[1]		205,000		206,580

				302,958
Specialty Retail—1.1%
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]		274,313		277,844
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 5/25/18[1]		49,204		44,704

				322,548
Consumer Staples—4.7%
Food & Staples Retailing—2.9%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/21/19[1]		279,298		280,286
Albertsons LLC, Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]		15,000		15,023
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/26/19[1]		249,372		249,868
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/15/19[1]		299,246		300,219

				845,396
Food Products—1.8%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]		249,372		251,346
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]		250,000		257,500

				508,846
Energy—6.5%
Energy Equipment & Services—5.6%
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]		250,000		255,922
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6%, 3/31/21[1]		249,375		253,817
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.875%, 9/20/20[1]		75,000		75,679
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.375%, 7/18/20[1]		75,000		76,461

3	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Energy Equipment & Services Continued
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/7/19[1]	$	249,375	$	250,518
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]		249,375		251,214
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/25/19[1]		210,000		211,181
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/25/17[1]		246,058		249,031

				1,623,823
Oil, Gas & Consumable Fuels—0.9%
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/25/18[1]		250,000		252,578
Financials—5.3%
Capital Markets—1.9%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.168%, 5/13/17[1]		250,000		249,000
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/28/17[1]		296,104		299,574

				548,574
Commercial Banks—1.7%
Hub International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/17/20[1]		240,000		241,425
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 9/25/19[1]		250,000		251,875

				493,300
Insurance—0.8%
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]		249,375		251,479
Real Estate Management & Development—0.9%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/5/20[1]		249,373		252,231
Health Care—14.9%
Health Care Equipment & Supplies—9.8%
Aptalis Pharma, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/18/20[1]		210,000		211,750
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/7/19[1]		246,875		249,652
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/22/16[1]		250,000		251,977
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]		249,372		249,995
Envision Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/3/20[1]		225,000		224,438
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]		249,330		241,227

4	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Health Care Equipment & Supplies Continued
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	$	249,361	$	244,893
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]		249,372		251,334
Ikaria Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 7/3/18[1]		246,875		249,961
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche C, 4.50%, 5/4/18[1]		11,770		11,881
Tranche D1, 4.50%, 5/4/18[1]		55,000		55,756
P2 Lower Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/16/20[1]		215,000		216,075
PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 9/1/20[1]		135,000		135,436
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/3/19[1]		250,000		253,125

				2,847,500
Health Care Providers & Services—4.2%
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16[1]		249,359		251,190
Genvita Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/16/19[1]		235,000		233,825
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/1/18[1]		250,000		250,469
Select Medical Holdings Corp., Sr. Credit Facilities 1st Lien Term Loan: Tranche B, 4%, 6/1/18[1]		249,154		251,022
Tranche B, 5.178%, 6/1/18[1]		220		222
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]		250,000		246,719

				1,233,447
Pharmaceuticals—0.9%
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]		249,372		250,430
Industrials—27.2%
Aerospace & Defense—3.1%
Doncasters Group Ltd., Sr. Sec. Credit Facilities1st Lien Term Loan, 5.50%, 4/9/20[1]		299,248		302,241
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]		249,372		251,476
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]		339,372		340,503

				894,220

5	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Airlines—1.0%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.75%, 6/27/19[1]	$	299,250	$	301,681
Commercial Services & Supplies—13.7%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/18/17[1]		249,372		250,814
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]		250,000		253,750
Alixpartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 7/10/20[1]		250,000		251,719
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.50%, 7/8/20[1]		299,250		293,265
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.42%, 5/9/17[1]		250,000		251,380
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.17%, 3/23/18[1]		250,000		250,729
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]		249,309		248,685
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/1/19[1]		249,372		250,073
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.75%, 3/25/19[1]		249,375		251,206
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]		249,375		250,310
Pacific Industrial Services BidCo Pty Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 3/22/19[1]		35,000		35,547
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/19/19[1]		299,246		302,506
SymphonyIRI Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/26/20[1]		95,000		95,633
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]		249,372		249,917
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]		249,375		254,331
WorldPay/Ship Midco Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.75%, 11/29/19[1]		250,000		250,938
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/20/17[1]		250,000		245,313

				3,986,116
Electrical Equipment—0.9%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5%, 3/1/20[1]		249,373		251,991
Industrial Conglomerates—3.3%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]		249,373		251,174
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 6%, 9/30/20[1]		14,483		14,541

6	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Industrial Conglomerates Continued
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 9/30/20[1]	$	210,007	$	210,838
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]		250,000		250,412
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]		249,361		249,010

				975,975
Machinery—2.6%
August Lux Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 4/27/18[1]		249,371		251,864
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/14/20[1]		250,000		250,664
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]		249,373		248,542

				751,070
Marine—0.9%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]		250,000		254,570
Trading Companies & Distributors—1.7%
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/15/18[1]		249,373		252,459
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[1]		236,784		244,110

				496,569
Information Technology—7.3%
Computers & Peripherals—0.9%
Dell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/11/20[1]		275,000		273,745
Electronic Equipment, Instruments & Components—0.9%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]		249,372		251,086
Office Electronics—1.0%
BMC Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 8/7/20[1]		300,000		303,437
Semiconductors & Semiconductor Equipment—0.9%
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 1/10/20[1]		249,372		252,762
Software—3.6%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 10/4/18[1]		299,246		301,678
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/10/18[1]		249,372		250,580
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]		249,305		251,641
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 12/21/18[1]		249,372		251,977

				1,055,876

7	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Materials—11.3%
Chemicals—4.3%
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]	$	249,373	$	252,296
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/4/18[1]		249,369		250,499
OXEA Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]		250,000		253,047
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/7/17[1]		249,372		251,487
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/19/20[1]		249,375		251,775

				1,259,104
Construction Materials—1.6%
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/14/20[1]		300,000		300,563
Quikrete Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 9/18/20[1]		125,000		125,692
Quikrete Co., Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 3/19/21[1]		25,000		25,578

				451,833
Containers & Packaging—2.8%
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/3/19[1]		249,370		251,646
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5%, 5/31/17[1]		249,362		249,362
Tranche B, 5.25%, 4/11/19[1]		65,000		66,016
Pact Group Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/29/20[1]		249,375		247,972

				814,996
Metals & Mining—2.6%
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]		249,369		242,317
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 9/3/19[1]		250,000		252,298
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/18/17[1]		249,370		250,376

				744,991
Telecommunication Services—4.3%
Diversified Telecommunication Services—4.3%
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]		249,373		254,556
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]		250,000		245,050
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 4/12/21[1]		250,000		251,667

8	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Diversified Telecommunication Services Continued
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.945%, 1/15/20[1]	$	250,000	$	251,655
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]		249,428		249,740

				1,252,668
Utilities—2.6%
Electric Utilities—1.7%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/7/19[1]		234,649		232,596
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, 8/31/19[1]		15,351		15,217
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/5/20[1]		249,375		250,310

				498,123
Energy Traders—0.9%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 4/23/20[1]		249,375		249,820

Total Corporate Loans (Cost $34,451,807)				34,567,407
Corporate Bonds and Notes—0.6%
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20 (Cost $164,081)		155,000		163,525

		Shares
Investment Company—0.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[2],3 (Cost $262,043)		262,043		262,043
Total Investments, at Value (Cost $34,877,931)		120.5%		34,992,975
Liabilities in Excess of Other Assets		(20.5)		(5,959,046)

Net Assets		100.0%	$	29,033,929

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 23, 2013	Gross	Gross	Shares
	(Commencement of operations)	Additions	Reductions	October 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	—	6,018,184	5,756,141	262,043

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$262,043	$68

3. Rate shown is the 7-day yield as of October 31, 2013.

9	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Notes to Statement of Investments

The fund commenced operations on August 23, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 31, 2013, securities with an aggregate market value of $34,567,407, representing 119.06% of the Fund’s net assets were comprised of Senior Loans.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

10	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

11	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$34,567,407	$—	$34,567,407
Corporate Bonds and Notes	—	163,525	—	163,525
Investment Company	262,043	—	—	262,043
Total Assets	$262,043	$34,730,932	$—	$34,992,975

12	Oppenheimer Senior Floating Rate Plus Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $21,940 at October 31, 2013. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At October 31, 2013, these commitments have a market value of $21,814 and have been included as Corporate Loans in the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$	34,877,931

Gross unrealized appreciation	$	171,109
Gross unrealized depreciation		(56,065)

Net unrealized appreciation	$	115,044

13	Oppenheimer Senior Floating Rate Plus Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Plus Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013